Condensed Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 26, 2021	Sep. 27, 2020	Jun. 27, 2021	Jun. 28, 2020
Income Statement [Abstract]
Net income (loss)	$ 15,564	$ (40,772)	$ (126,461)	$ (90,892)
Other comprehensive income (loss), net of income tax:
Unrealized loss on derivatives	(32)	(156)	(371)	(9,128)
Reclassification to earnings	2,202	2,266	9,002	5,160
Foreign currency translation adjustment	(164)	216	977	(1,040)
Other comprehensive income (loss)	2,006	2,326	9,608	(5,008)
Total comprehensive income (loss)	$ 17,570	$ (38,446)	$ (116,853)	$ (95,900)